Document And Entity Information	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	SYNLOGIC, INC.
Entity Central Index Key	0001527599
Entity Emerging Growth Company	false
Entity File Number	001-37566
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1824804
Entity Address, Address Line One	301 Binney
Entity Address, Address Line Two	St.
Entity Address, Address Line Three	Suite 402
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	401-9975
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SYBX
Security Exchange Name	NASDAQ